Short-Term Borrowings	12 Months Ended
Dec. 31, 2025
Short-Term Borrowings [Abstract]
Short-term borrowings
12.	Short-term borrowings

Type of loans	December 31, 2024	December 31, 2025

Bank loans
Secured bank loans	$1,075,904	$2,146,361
Other loans	-	1,375,000
	$1,075,904	$3,521,361
Interest rate range	2.94%~3.24%	2.94%~3.44%
Unused credit lines of short-term bank loans
US$	-	268,533

In 2024, the Company issued convertible promissory notes aggregating to $1,725,471 to its existing shareholders and other third parties, of which, part of the convertible promissory notes is issued in exchange to terminate the short-term borrowing plus accumulated interest totaled $509,041 (classified as “Other loans”), please see Note 13 d) for the terms and conditions of the convertible promissory notes.

The table below summarizes the maturity profile of the short-term borrowings excluding the current portion of long-term borrowings (see Note 16 for further information) as of December 31, 2024 and 2025 based on the contractual due date:

	1 to 3 months	4~6 months	Over 6 months	Total
2024
Type of loans
Secured bank loans	$770,933	$304,971	$-	$1,075,904

	1 to 3 months	4~6 months	Over 6 months	Total
2025
Type of loans
Secured bank loans	$820,052	$1,326,309	$-	$2,146,361
Other loans (Note)	1,200,000	-	175,000	1,375,000
	$2,020,052	$1,326,309	$175,000	$3,521,361

Note: Promptly after the effective date of this note, the Company is required to transfer or cause to be transferred, 5,217 warrants of the Company, which is equal to the amount of this note divided by the exercise price at $230 per share of such warrants to the lender. The borrower has granted the lender a continuing security interest in TNL Mediagene shares (the “Collateral”) owned by Shih-Fan Yang (the “Guarantor”). The number of shares pledged as collateral is determined by dividing the principal amount of this note by the market price as of the date of default. $1,200,000 of loan repayable in 1 to 3 months period was extended to the second quarter, before issuance of these consolidated financial statements.

Information relating to interest rate risk and liquidity risk are provided in Note 42 a).